UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05526

J.P. Morgan Mutual Fund Investment Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

J.P. Morgan Mutual Fund Investment Trust

Schedule of Portfolio Investments as of September 30, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Consumer Discretionary — 19.6%
	Auto Components — 0.8%
606	BorgWarner, Inc.	31,897

	Automobiles — 2.7%
805	General Motors Co.	25,705
533	Harley-Davidson, Inc.	31,027
176	Tesla Motors, Inc. (a)	42,687

		99,419

	Hotels, Restaurants & Leisure — 2.8%
1,552	Hilton Worldwide Holdings, Inc. (a)	38,221
451	Las Vegas Sands Corp.	28,075
521	Starbucks Corp.	39,315

		105,611

	Household Durables — 1.2%
337	Mohawk Industries, Inc. (a)	45,421

	Internet & Catalog Retail — 3.9%
166	Amazon.com, Inc. (a)	53,654
65	Netflix, Inc. (a)	29,462
52	Priceline Group, Inc. (The) (a)	60,710

		143,826

	Specialty Retail — 6.3%
224	Advance Auto Parts, Inc.	29,226
870	GameStop Corp., Class A	35,836
721	Home Depot, Inc. (The)	66,098
320	Ulta Salon Cosmetics & Fragrance, Inc. (a)	37,826
995	Urban Outfitters, Inc. (a)	36,513
434	Williams-Sonoma, Inc.	28,885

		234,384

	Textiles, Apparel & Luxury Goods — 1.9%
609	Michael Kors Holdings Ltd., (Hong Kong) (a)	43,469
1,052	Wolverine World Wide, Inc.	26,366

		69,835

	Total Consumer Discretionary	730,393

	Consumer Staples — 0.7%
	Food & Staples Retailing — 0.7%
933	Sprouts Farmers Market, Inc. (a)	27,114

	Energy — 4.5%
	Energy Equipment & Services — 1.9%
234	Dril-Quip, Inc. (a)	20,911
471	Schlumberger Ltd. (m)	47,865

		68,776

	Oil, Gas & Consumable Fuels — 2.6%
438	Antero Resources Corp. (a)	24,015
250	Concho Resources, Inc. (a)	31,297
520	Phillips 66	42,281

		97,593

	Total Energy	166,369

	Financials — 8.8%
	Banks — 1.7%
872	East West Bancorp, Inc.	29,651
304	Signature Bank (a)	34,044

		63,695

	Capital Markets — 3.9%
301	Affiliated Managers Group, Inc. (a)	60,248
885	Lazard Ltd., (Bermuda), Class A	44,844
1,237	TD Ameritrade Holding Corp.	41,269

		146,361

	Diversified Financial Services — 1.1%
415	Moody’s Corp.	39,180

	Insurance — 0.5%
446	AmTrust Financial Services, Inc.	17,773

	Real Estate Management & Development — 1.6%
1,976	CBRE Group, Inc., Class A (a)	58,754

	Total Financials	325,763

	Health Care — 18.4%
	Biotechnology — 10.4%
575	Aegerion Pharmaceuticals, Inc. (a)	19,193
212	Alexion Pharmaceuticals, Inc. (a)	35,220
164	Biogen Idec, Inc. (a)	54,253
608	Celgene Corp. (a)	57,636
1,418	Gilead Sciences, Inc. (a)	150,893
135	Regeneron Pharmaceuticals, Inc. (a)	48,634
185	Vertex Pharmaceuticals, Inc. (a)	20,721

		386,550

	Health Care Equipment & Supplies — 0.5%
1,422	Novadaq Technologies, Inc., (Canada) (a)	18,045

	Health Care Providers & Services — 2.2%
702	Acadia Healthcare Co., Inc. (a)	34,057
550	UnitedHealth Group, Inc. (m)	47,429

		81,486

	Health Care Technology — 0.6%
832	Veeva Systems, Inc., Class A (a)	23,443

	Life Sciences Tools & Services — 3.1%
769	Agilent Technologies, Inc.	43,818
682	Fluidigm Corp. (a)	16,711

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — continued
326	Illumina, Inc. (a)	53,356

		113,885

	Pharmaceuticals — 1.6%
1,396	Nektar Therapeutics (a)	16,851
338	Valeant Pharmaceuticals International, Inc. (a)	44,398

		61,249

	Total Health Care	684,658

	Industrials — 13.5%
	Airlines — 0.9%
981	Delta Air Lines, Inc.	35,456

	Building Products — 2.0%
1,234	Fortune Brands Home & Security, Inc.	50,738
693	Trex Co., Inc. (a)	23,953

		74,691

	Electrical Equipment — 1.9%
588	Acuity Brands, Inc.	69,237

	Industrial Conglomerates — 1.1%
494	Carlisle Cos., Inc.	39,724

	Machinery — 2.3%
536	Flowserve Corp.	37,792
589	Pall Corp.	49,274

		87,066

	Marine — 1.1%
347	Kirby Corp. (a)	40,906

	Road & Rail — 2.3%
204	Canadian Pacific Railway Ltd., (Canada)	42,407
612	Old Dominion Freight Line, Inc. (a)	43,235

		85,642

	Trading Companies & Distributors — 1.9%
1,899	HD Supply Holdings, Inc. (a)	51,759
556	Rush Enterprises, Inc., Class A (a)	18,601

		70,360

	Total Industrials	503,082

	Information Technology — 28.4%
	Communications Equipment — 1.4%
1,360	Ciena Corp. (a)	22,746
310	Palo Alto Networks, Inc. (a)	30,372

		53,118

	Electronic Equipment, Instruments & Components — 1.0%
379	Amphenol Corp., Class A	37,827

	Internet Software & Services — 9.7%
193	CoStar Group, Inc. (a)	30,019
840	Dealertrack Technologies, Inc. (a)	36,464
1,479	Facebook, Inc., Class A (a)	116,892
241	Google, Inc., Class C (a)	139,086
346	Trulia, Inc. (a)	16,905
429	Twitter, Inc. (a)	22,123

		361,489

	IT Services — 3.5%
232	Alliance Data Systems Corp. (a)	57,549
988	MasterCard, Inc., Class A	73,011

		130,560

	Semiconductors & Semiconductor Equipment — 4.7%
1,887	Applied Materials, Inc.	40,778
515	Avago Technologies Ltd., (Singapore)	44,761
663	Lam Research Corp. (m)	49,534
586	NXP Semiconductor N.V., (Netherlands) (a)	40,121

		175,194

	Software — 5.6%
589	Adobe Systems, Inc. (a) (m)	40,767
326	CommVault Systems, Inc. (a)	16,445
1,303	Electronic Arts, Inc. (a) (m)	46,403
580	Guidewire Software, Inc. (a)	25,722
799	Microsoft Corp.	37,056
363	ServiceNow, Inc. (a)	21,314
240	Workday, Inc., Class A (a)	19,783

		207,490

	Technology Hardware, Storage & Peripherals — 2.5%
899	Apple, Inc. (m)	90,579

	Total Information Technology	1,056,257

	Materials — 4.3%
	Chemicals — 3.5%
335	Ecolab, Inc.	38,502
266	PPG Industries, Inc. (m)	52,412
172	Sherwin-Williams Co. (The)	37,666

		128,580

	Construction Materials — 0.8%
307	Eagle Materials, Inc.	31,303

	Total Materials	159,883

	Total Common Stocks (Cost $2,723,373)	3,653,519

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.9%
	Investment Company — 0.9%
34,936	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (m) (Cost $34,936)	34,936

	Total Investments — 99.1% (Cost $2,758,309)	3,688,455
	Other Assets in Excess of Liabilities — 0.9%	34,228

	NET ASSETS — 100.0%	$3,722,683

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$984,201
Aggregate gross unrealized depreciation	(54,055)

Net unrealized appreciation/depreciation	$930,146

Federal income tax cost of investments	$2,758,309

JPMorgan Growth Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,688,455	$—	$—	$3,688,455

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOIs for industry specifics of the portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

J.P. Morgan Mutual Fund Investment Trust

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2014

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 25, 2014